FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2023 and 2022, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2023	709,375	2024/2029	1.69% to 2.37%
Receiving floating, pay fixed	2022	740,000	2024/2029	1.69% to 2.37%

Fair value of derivative instruments on a gross basis

Instrument	Year end	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	2023	1,613,004	2024	$51.20
Receiving floating, pay fixed	2023	1,613,004	2024	$20.55
Receiving fixed, pay floating	2022	4,839,000	2023/2024	$49.50 to $51.20
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2023 and 2022:

	Balance sheet classification	2023	2022
(in thousands of $)
Asset derivatives
Oil derivative instrument	Other non-current assets (note 20)	105,948	182,795
Gas derivative instrument	Other non-current assets (note 20)	53,663	196,184
Commodity swaps	Other current assets and other non-current assets (note 16 and note 20)	48,079	113,368
Interest rate swaps	Other current assets and other non-current assets (note 16 and note 20)	39,387	54,970
Total asset derivatives		247,077	547,317

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying values and estimated fair values of our financial instruments at December 31, 2023 and 2022 are as follows:

		2023	2023	2022	2022
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	679,225	679,225	878,838	878,838
Restricted cash and short-term deposits (1) (3)	Level 1	92,245	92,245	134,043	134,043
Trade accounts receivable (3)	Level 1	38,915	38,915	41,545	41,545
Interest receivable from money-market deposits and bank accounts (3)	Level 1	3,929	3,929	3,617	3,617
Receivable from TTF linked commodity swap derivatives (3)	Level 1	7,581	7,581	4,638	4,638
Receivable from IRS derivatives (3)	Level 1	2,461	2,461	1,923	1,923
Investment in listed equity securities (4)	Level 1	—	—	224,788	224,788
Trade accounts payable (3)	Level 1	(7,454)	(7,454)	(8,983)	(8,983)
Assets held for sale	Level 2	—	—	721	721
Liabilities held for sale	Level 2	—	—	(373)	(373)
Current portion of long-term debt and short-term debt (3) (5) (6)	Level 2	(343,781)	(343,781)	(344,960)	(344,960)
Long-term debt (5) (6)	Level 2	(696,933)	(696,933)	(706,290)	(706,290)
Long-term debt - Unsecured Bonds (5) (7)	Level 1	(199,869)	(197,906)	(159,029)	(158,092)

Derivatives:
Oil and gas derivative instruments (8)	Level 2	159,611	159,611	378,979	378,979
Asset on IRS derivatives (9)	Level 2	39,387	39,387	54,970	54,970
Asset on TTF linked commodity swap derivatives (9)	Level 2	48,079	48,079	113,368	113,368
(1) These instruments carrying value is highly liquid and is a reasonable estimate of fair value.
(2) Included within cash and cash equivalents of $679.2 million and $878.8 million are $481.7 million and $634.2 million cash held in short-term money-market deposits as of December 31, 2023 and 2022, respectively. During year December 31, 2023 and 2022, we earned interest income on short-term money-market deposits of $33.8 million and $7.6 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) Investment in listed equity securities refers to our former NFE Shares (note 16) wherein fair value was based on the NFE closing share price as of the balance sheet date.

(5) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to $23.9 million and $21.0 million at December 31, 2023 and 2022, respectively.

(6) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.

(7) The estimated fair values of our Unsecured Bonds are based on their quoted market prices as of the balance sheet.

(8) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.
(9) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.